Stockholder's Equity and Stock-based Compensation - Narrative (Details)								1 Months Ended		12 Months Ended
	Dec. 01, 2018 $ / shares shares	May 30, 2018 $ / shares shares	Feb. 21, 2018 $ / shares shares	Dec. 14, 2017 $ / shares shares	Mar. 01, 2016 individual $ / shares shares	Feb. 04, 2016	Mar. 01, 2015 individual $ / shares shares	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 $ / shares	Nov. 30, 2018 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Additional warrants purchased (in shares) | shares			1,820,000
Net proceeds from issuance of stocks | $										$ 46,999,000	$ 0	$ 0
Extinguishment of debt | $								$ 28,500,000
Warrants exercise price (usd per share)			$ 33.60
Total intrinsic value of options exercised | $										1,400,000	100,000	100,000
Cash received from option exercises | $										$ 200,000	$ 100,000	$ 0
Weighted average grant date fair value for stock option awards (usd per share)										$ 15.23	$ 8.10	$ 2.04
Term of common stock used in determining market-based implied volatility										6 months
Stock available for issuance (in shares) | shares														1,700,000
Outstanding, maximum (usd per share)										$ 151.35	245.85	245.85	$ 245.85
Outstanding, minimum (usd per share)										$ 3.10	$ 3.10	$ 3.10	$ 34.20
Reverse stock split ratio of one share						0.066667
Exercise of stock options (in shares) | shares										70,086	15,000
Stock-based compensation expense | $										$ 3,337,000	$ 2,552,000	$ 3,267,000
2013 LTIP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock available for issuance (in shares) | shares														1,200,000
Equity Investment Program
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock purchased to restricted stock issued, ratio									0.2
Equity Investment Program | Executive officers and other key employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, award vesting period										90 days
Number of common stock shares sold (in shares) | shares				219,346
Equity Investment Program | Private placement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Price per share of common stock share sold (usd per share)				$ 13.05
Number of common stock shares sold (in shares) | shares				120,567
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, award vesting period										4 years
Stock options, term in years										10 years
Restricted stock and restricted stock unit
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Public equity offering (in shares) | shares	900,002
Stock options, award vesting period										3 years
Weighted average price limit in vesting period (usd per share)		$ 24.75
Intrinsic value of restricted stock and restricted stock unit awards | $									$ 4,000,000	$ 5,400,000	$ 4,000,000	$ 1,700,000
Weighted average grant date fair value for restricted stock and restricted stock unit awards (usd per share)										$ 10.60	$ 11.36	$ 3.81
Total fair value of shares vested | $										$ 3,800,000	$ 600,000	$ 200,000
Shares vested (in shares) | shares		43,865								151,852
Restricted stock and restricted stock unit | First one-third of awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value for stock option awards (usd per share)	$ 7.19
Weighted average price limit in vesting period (usd per share)	17.50
Restricted stock and restricted stock unit | Second one-third of awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value for stock option awards (usd per share)	6.51
Weighted average price limit in vesting period (usd per share)	22.50
Restricted stock and restricted stock unit | Final one-third of awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value for stock option awards (usd per share)	5.89
Weighted average price limit in vesting period (usd per share)	$ 27.50
Stock appreciation rights (SARs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Public equity offering (in shares) | shares	960,009
Stock options, award vesting period					4 years		4 years
Stock options, term in years										10 years
Weighted average grant date fair value for stock option awards (usd per share)										$ 8.85		$ 17.55
Exercise price of awards issued during period	$ 8.85				$ 3.1		$ 34.20
Maximum value of SARs (in dollars per share)										18.65		19.40
Outstanding, maximum (usd per share)										27.50		22.50
Outstanding, minimum (usd per share)										$ 8.85		$ 3.10
Number of awards issued during period | shares					1,210,000		207,207
Number of individuals that received SARs | individual					15		16
Percentage of fair market value of shares for calculation of exercise price SAR										100.00%
Percentage of shares allowed to be exercised annually, if vested					33.33%		33.33%
Exercise of stock options (in shares) | shares										34,999	713,330
Number of days volume-weighted average price of stock measured for vesting							20 days
Stock-based compensation expense | $										$ 800,000	$ 6,600,000	$ 500,000
Stock appreciation rights (SARs) | Equity Investment Program
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise of stock options (in shares) | shares										663,330
Participants gain on exercises of awards (usd per share)										$ 9.95
Stock appreciation rights (SARs) | First one-third of awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Annual vesting percentage					33.33%		33.33%
Percentage that weighted average price of common stock must be greater than exercise price of SARs					120.00%		120.00%
Stock appreciation rights (SARs) | Second one-third of awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Annual vesting percentage					33.33%		33.33%
Percentage that weighted average price of common stock must be greater than exercise price of SARs					125.00%		125.00%
Stock appreciation rights (SARs) | Final one-third of awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Annual vesting percentage					33.33%		33.33%
Percentage that weighted average price of common stock must be greater than exercise price of SARs					130.00%		130.00%
Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Public equity offering (in shares) | shares			1,820,000							1,820,000
Price per share of common stock share sold (usd per share)			$ 27.5
Exercise of stock options (in shares) | shares										70,086	15,000